                                ING EQUITY TRUST
                          ING Growth Opportunities Fund

                               ING MAYFLOWER TRUST
                             ING Growth + Value Fund

                       Supplement dated November 12, 2003
              to the Domestic Equity Growth, Domestic Equity Value
           and Domestic Equity and Income Funds Classes A, B, C and M
                        Prospectus and Class Q Prospectus
                            Dated September 30, 2003


On November 11, 2003, the Board of Trustees of each of the ING Equity Trust and ING Mayflower Trust approved a proposal to reorganize the following "Disappearing Funds" into the following "Surviving Fund" (the "Reorganization"):

        DISAPPEARING FUNDS                        SURVIVING FUND
        ------------------                        --------------
    ING Growth Opportunities Fund
                                           ING MidCap Opportunities Fund
    ING Growth + Value Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Funds. If shareholder approval is obtained, it is expected that the Reorganization would take place during the first half of 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING EQUITY TRUST

                          ING Growth Opportunities Fund

                       Supplement dated November 12, 2003
              to the Domestic Equity Growth, Domestic Equity Value
             and Domestic Equity and Income Funds Class I Prospectus
                            Dated September 30, 2003


On November 11, 2003, the Board of Trustees of ING Equity Trust approved a proposal to reorganize the following "Disappearing Fund" into the following "Surviving Fund" (the "Reorganization"):

        DISAPPEARING FUND                              SURVIVING FUND
        -----------------                              --------------
 ING Growth Opportunities Fund                  ING MidCap Opportunities Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the first half of 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE